Shareholder Report, Holdings (Details)	May 31, 2025
Fidelity Institutional Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
O R Royalties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Cracker Barrel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Carriage Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Mercado Libre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Royal Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
S P D R Sand P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Grupo Aeroportuario [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Calavo Growers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Parvin Hedged Equity Solari World Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	18.68%
Parvin Hedged Equity Solari World Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.64%
Parvin Hedged Equity Solari World Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	27.83%
Parvin Hedged Equity Solari World Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	12.41%
Parvin Hedged Equity Solari World Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
Parvin Hedged Equity Solari World Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
Parvin Hedged Equity Solari World Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	2.82%
Parvin Hedged Equity Solari World Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Parvin Hedged Equity Solari World Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
Parvin Hedged Equity Solari World Fund | Put Option [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
Parvin Hedged Equity Solari World Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Parvin Hedged Equity Solari World Fund | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.57%
Parvin Hedged Equity Solari World Fund | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.43%
Parvin Hedged Equity Solari World Fund | CANADA
Holdings [Line Items]
Percent of Total Investments	12.34%
Parvin Hedged Equity Solari World Fund | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	1.75%
Parvin Hedged Equity Solari World Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.96%
Parvin Hedged Equity Solari World Fund | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.45%
Parvin Hedged Equity Solari World Fund | NORWAY
Holdings [Line Items]
Percent of Total Investments	8.03%
Parvin Hedged Equity Solari World Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.43%
Parvin Hedged Equity Solari World Fund | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%
Parvin Hedged Equity Solari World Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
Parvin Hedged Equity Solari World Fund | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.70%
Parvin Hedged Equity Solari World Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.04%
Parvin Hedged Equity Solari World Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.20%